Inventories (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Inventories [Line Items]
Current finished goods
Current work in progress	147,446	135,380
Spare parts and other	1,475,399	1,302,534
(-) Expected losses	(104,209)	(97,934)
Inventories	8,955,941	7,962,324
Pulp | Country of domicile
Inventories [Line Items]
Current finished goods	802,892	801,623
Pulp | Foreign countries
Inventories [Line Items]
Current finished goods	2,049,974	1,510,985
Paper | Country of domicile
Inventories [Line Items]
Current finished goods	707,612	561,409
Paper | Foreign countries
Inventories [Line Items]
Current finished goods	478,441	362,027
Wood
Inventories [Line Items]
Current work in progress	2,297,789	2,287,406
Operating supplies and packaging
Inventories [Line Items]
Current work in progress	R$ 1,100,597	R$ 1,098,894